UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Global Opportunities Fund

Annual Report

November 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2021

Eaton Vance

Focused Global Opportunities Fund

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period starting December 1, 2020 was notable for a global equity rally that lasted for most of the period, except for a temporary retreat the following September and a second pullback in late November 2021 amid news of a more transmissible Omicron virus variant.

For the period as a whole, broad-market stock indexes generally posted strong returns as investors cheered the reopening of businesses that had been affected by the COVID-19 pandemic and the subsequent rollout of several vaccines. The COVID-19 virus, however, maintained a firm grip on the global economy. Disease rates ebbed and flowed with second and third waves of COVID-19 infections, while worker shortages led to global supply-chain disruptions.

From computer chips to shipping containers, scarcities of key items led to temporary factory shutdowns and empty store shelves. In the U.S., product shortages — combined with pent-up demand from consumers eager to spend money — led to higher inflation rates than had been seen in decades.

Still, investor optimism drove stock prices up during most of the period. A significant pullback occurred in September 2021 when stock indexes around the world reported negative returns. In the U.S., unexpectedly weak job creation in August and the U.S. Federal Reserve’s announcement that it might begin reducing monthly bond purchases — which had stimulated the economy earlier — combined to drive U.S. stocks into negative territory. Around the globe, rising COVID-19 infections weighed on equity performance in September.

Late in the period, however, stock prices roared back. In the U.S., earnings season brought news that many companies had exceeded analyst expectations. In October 2021, both the broad-market S&P 500® Index and the technology-laden Nasdaq Composite Index reported their best monthly performances since November 2020. But the day after Thanksgiving, stock prices plunged globally as news of the Omicron variant pushed most indexes into negative returns during the final month of the period.

The MSCI World Index, a broad measure of global equities, returned 21.78%; while the S&P 500® Index returned 27.92%; and the Nasdaq Composite Index rose 28.20%. The MSCI EAFE Index of developed-market international equities returned 10.77%, while the MSCI Emerging Markets Index returned 2.70%, and the MSCI Frontier Markets Index returned 24.71% during the period.

Fund Performance

For the 12-month period ended November 30, 2021, Eaton Vance Focused Global Opportunities Fund (the Fund) returned 25.62% for Class I shares at net asset value (NAV), outperforming its benchmark, the MSCI World Index (the Index), which returned 21.78%.

Stock selections in the health care, communication services, and industrials sectors contributed to Fund performance versus the Index during the period.

Within the health care sector, the Fund’s overweight position in Eli Lilly & Co., a global drug maker specializing in diabetes, oncology, and immunology therapies, rose in price on positive test data for its next-generation diabetes drug. Elsewhere in health care, the Fund’s overweight position in Denmark-headquartered pharmaceuticals firm Novo Nordisk A/S (Novo Nordisk), a company also known for its diabetes medications, contributed to performance relative to the Index as well. Novo Nordisk’s shares performed well following promising drug trial results from its obesity drug, Wegovy.

In the communication services sector, the Fund’s overweight position in Alphabet, Inc. (Alphabet), parent company of search engine Google, contributed to performance versus the Index. Alphabet continued to benefit from online shopping and increased spending on search engine advertising during the period. In the industrials sector, an out-of-Index holding in contract logistics provider GXO Logistics, Inc. (GXO) helped performance versus the Index during the period. GXO was spun off from trucking logistics firm XPO Logistics in July 2021. GXO’s shares subsequently increased in price due to the new company’s long-term growth prospects driven by growing benefits from automation, e-commerce, and outsourcing.

In contrast, stock selections in the consumer discretionary sector detracted from performance versus the Index during the period. Within the sector, the Fund’s overweight position in adidas AG (adidas), Europe’s largest sportswear manufacturer, dragged on relative Fund performance. adidas’ stock price declined as global supply chain disruptions and currency fluctuations during the period cut into profit margins.

Elsewhere in the consumer discretionary sector, not owning Index component and electric car maker Tesla, Inc. (Tesla) hurt performance relative to the Index. Rising vehicle deliveries and profits propelled Tesla’s stock price upward during the period.

Also in consumer discretionary, the Fund’s overweight position in European carmaker Stellantis NV (Stellantis) detracted from relative performance. Formed in January 2021 by the merger of Fiat Chrysler Automobiles and France’s Groupe PSA, Stellantis saw its shares lose value as it reduced production forecasts amid pandemic-induced global supply chain issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Performance2,3

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class I at NAV	12/17/2015	12/17/2015	25.62%	15.24%	12.24%

MSCI World Index	—	—	21.78%	14.61%	13.14%

% Total Annual Operating Expense Ratios[4]					Class I

Gross					2.90%
Net					0.95

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Microsoft Corp.	6.4%

Alphabet, Inc., Class A	5.3

Amazon.com, Inc.	3.8

Diageo PLC	3.8

Coca-Cola Co. (The)	3.6

HSBC Holdings PLC	3.6

Citigroup, Inc.	3.1

Mondelez International, Inc., Class A	2.8

Iberdrola S.A.	2.7

Wells Fargo & Co.	2.7

Total	37.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/23. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership.

5

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 – November 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/21)	Ending Account Value (11/30/21)	Expenses Paid During Period* (6/1/21 – 11/30/21)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,055.70	$4.90	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.31	$4.81	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2021.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Portfolio of Investments

Common Stocks — 98.7%
Security	Shares	Value

Australia — 1.6%

CSL, Ltd.	614	$133,507

		$133,507

Denmark — 2.2%

Novo Nordisk A/S, Class B	1,747	$187,016

		$187,016

France — 7.4%

LVMH Moet Hennessy Louis Vuitton SE	171	$132,969

Safran S.A.	1,299	145,090

Sanofi	1,793	170,447

Schneider Electric SE	933	165,583

		$614,089

Germany — 5.0%

adidas AG	756	$218,649

Siemens AG	1,244	198,313

		$416,962

Hong Kong — 2.3%

AIA Group, Ltd.	17,779	$187,167

		$187,167

India — 1.7%

HDFC Bank, Ltd. ADR	2,213	$144,885

		$144,885

Ireland — 1.6%

Kingspan Group PLC	1,114	$129,167

		$129,167

Netherlands — 4.3%

ASML Holding NV	177	$138,924

Stellantis NV	12,704	216,777

		$355,701

Spain — 4.8%

Amadeus IT Group S.A.(1)	2,642	$169,156

Iberdrola S.A.	20,305	227,863

		$397,019

Security	Shares	Value

Switzerland — 4.9%

Roche Holding AG PC	468	$182,712

TE Connectivity, Ltd.	1,472	226,585

		$409,297

Taiwan — 1.5%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,084	$126,991

		$126,991

United Kingdom — 10.0%

Diageo PLC	6,249	$315,376

HSBC Holdings PLC	53,624	296,348

RELX PLC	7,046	218,571

		$830,295

United States — 51.4%

Alphabet, Inc., Class A(1)	156	$442,720

Amazon.com, Inc.(1)	90	315,636

AMETEK, Inc.	978	133,497

Boston Scientific Corp.(1)	5,108	194,462

CDW Corp.	922	174,590

Citigroup, Inc.	4,038	257,221

Coca-Cola Co. (The)	5,691	298,493

Eli Lilly & Co.	634	157,257

GXO Logistics, Inc.(1)	1,772	170,201

Ingersoll Rand, Inc.	2,720	158,685

Intuitive Surgical, Inc.(1)	390	126,493

Lowe’s Cos., Inc.	557	136,237

Microsoft Corp.	1,604	530,266

Mondelez International, Inc., Class A	3,974	234,227

Verisk Analytics, Inc.	638	143,467

Visa, Inc., Class A	1,132	219,348

Walt Disney Co. (The)(1)	1,529	221,552

Wells Fargo & Co.	4,762	227,528

Zoetis, Inc.	561	124,564

		$4,266,444

Total Common Stocks (identified cost $5,933,571)		$8,198,540

7	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Portfolio of Investments — continued

Short-Term Investments — 2.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	172,279	$172,262

Total Short-Term Investments (identified cost $172,262)		$172,262

Total Investments — 100.8% (identified cost $6,105,833)		$8,370,802

Other Assets, Less Liabilities — (0.8)%		$(68,655)

Net Assets — 100.0%		$8,302,147

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Information Technology	19.1%	$1,585,860

Industrials	17.6	1,462,574

Health Care	15.4	1,276,458

Financials	13.4	1,113,149

Consumer Discretionary	12.3	1,020,268

Consumer Staples	10.2	848,096

Communication Services	8.0	664,272

Utilities	2.7	227,863

Short-Term Investments	2.1	172,262

Total Investments	100.8%	$8,370,802

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

8	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Statement of Assets and Liabilities

Assets	November 30, 2021

Unaffiliated investments, at value (identified cost, $5,933,571)	$8,198,540

Affiliated investment, at value (identified cost, $172,262)	172,262

Dividends receivable	7,152

Dividends receivable from affiliated investment	4

Receivable for Fund shares sold	17,334

Tax reclaims receivable	1,834

Receivable from affiliates	5,180

Total assets	$8,402,306

Liabilities

Payable for investments purchased	$40,841

Payable to affiliates:

Investment adviser and administration fee	5,557

Trustees’ fees	139

Accrued expenses	53,622

Total liabilities	$100,159

Net Assets	$8,302,147

Sources of Net Assets

Paid-in capital	$5,316,558

Distributable earnings	2,985,589

Total	$8,302,147

Class I Shares

Net Assets	$8,302,147

Shares Outstanding	481,270

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.25

9	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Statement of Operations

Investment Income	Year Ended November 30, 2021

Dividends (net of foreign taxes, $4,063)	$80,454

Dividends from affiliated investment	76

Total investment income	$80,530

Expenses

Investment adviser and administration fee	$56,880

Trustees’ fees and expenses	829

Custodian fee	25,322

Transfer and dividend disbursing agent fees	951

Legal and accounting services	43,003

Printing and postage	7,721

Registration fees	22,656

Miscellaneous	7,878

Total expenses	$165,240

Deduct —

Allocation of expenses to affiliates	$97,577

Total expense reductions	$97,577

Net expenses	$67,663

Net investment income	$12,867

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$836,837

Investment transactions — affiliated investment	(31)

Foreign currency transactions	1,223

Net realized gain	$838,029

Change in unrealized appreciation (depreciation) —

Investments	$640,834

Foreign currency	(178)

Net change in unrealized appreciation (depreciation)	$640,656

Net realized and unrealized gain	$1,478,685

Net increase in net assets from operations	$1,491,552

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Statements of Changes in Net Assets

	Year Ended November 30,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$12,867	$28,730

Net realized gain (loss)	838,029	(7,314)

Net change in unrealized appreciation (depreciation)	640,656	590,958

Net increase in net assets from operations	$1,491,552	$612,374

Distributions to shareholders —

Class I	$(21,503)	$(52,944)

Total distributions to shareholders	$(21,503)	$(52,944)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$2,545,564	$1,062,270

Net asset value of shares issued to shareholders in payment of distributions declared	21,503	52,944

Cost of shares redeemed	(1,535,704)	(1,059,976)

Net increase in net assets from Fund share transactions	$1,031,363	$55,238

Net increase in net assets	$2,501,412	$614,668

Net Assets

At beginning of year	$5,800,735	$5,186,067

At end of year	$8,302,147	$5,800,735

11	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Financial Highlights

	Class I
	Year Ended November 30,
	2021	2020	2019		2018	2017

Net asset value — Beginning of year	$13.780	$12.420	$11.530		$11.830	$9.790

Income (Loss) From Operations

Net investment income(1)	$0.029	$0.068	$0.103		$0.142	$0.106

Net realized and unrealized gain (loss)	3.492	1.419	1.648		(0.015)	2.016

Total income from operations	$3.521	$1.487	$1.751		$0.127	$2.122

Less Distributions

From net investment income	$(0.051)	$(0.127)	$(0.120)		$(0.120)	$(0.082)

From net realized gain	—	—	(0.741)		(0.307)	—

Total distributions	$(0.051)	$(0.127)	$(0.861)		$(0.427)	$(0.082)

Net asset value — End of year	$17.250	$13.780	$12.420		$11.530	$11.830

Total Return(2)(3)	25.62%	12.06%	17.28%		1.06%	21.83%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,302	$5,801	$5,186		$4,350	$4,242

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.95%	0.95%	0.96	%(4)	0.95%	0.95%

Net investment income	0.18%	0.55%	0.92%		1.20%	0.98%

Portfolio Turnover	57%	54%	46%		82%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.37%, 1.95%, 2.07%, 2.32% and 2.47% of average daily net assets for the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01%.

12	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. As of November 30, 2021, the Fund offered one class of shares. Effective December 14, 2021, the Fund began offering Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

13

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2021 and November 30, 2020 was as follows:

	Year Ended November 30,
	2021	2020

Ordinary income	$21,503	$52,944

During the year ended November 30, 2021, distributable earnings was decreased by $56,693 and paid-in capital was increased by $56,693 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$129,192

Undistributed long-term capital gains	622,136

Net unrealized appreciation	2,234,261

Distributable earnings	$2,985,589

14

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,136,542

Gross unrealized appreciation	$2,323,684

Gross unrealized depreciation	(89,424)

Net unrealized appreciation	$2,234,260

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.800%

$500 million but less than $1 billion	0.775%

$1 billion but less than $2.5 billion	0.750%

$2.5 billion but less than $5 billion	0.730%

$5 billion and over	0.715%

For the year ended November 30, 2021, the investment adviser and administration fee amounted to $56,880 or 0.80% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.95% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after March 31, 2023. Pursuant to this agreement, EVM and EVAIL were allocated $97,577 in total of the Fund’s operating expenses for the year ended November 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2021, EVM earned $290 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,981,429 and $4,009,248, respectively, for the year ended November 30, 2021.

15

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Notes to Financial Statements — continued

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended November 30,
Class I	2021	2020

Sales	153,495	91,950

Issued to shareholders electing to receive payments of distributions in Fund shares	1,482	4,162

Redemptions	(94,622)	(92,857)

Net increase	60,355	3,255

At November 30, 2021, EVM owned 83.9% of the outstanding shares of the Fund.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2021.

7  Investments in Affiliated Funds

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $172,262, which represents 2.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$81,961	$3,285,435	$(3,195,103)	$(31)	$—	$172,262	$76	172,279

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Notes to Financial Statements — continued

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$271,876	$320,674		$—	$592,550

Developed Europe	226,585	3,112,961		—	3,339,546

North America	4,266,444	—		—	4,266,444

Total Common Stocks	$4,764,905	$3,433,635	*	$—	$8,198,540

Short-Term Investments	$—	$172,262		$—	$172,262

Total Investments	$4,764,905	$3,605,897		$—	$8,370,802

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

17

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Global Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Global Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 19, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2021, the Fund designates approximately $81,138, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2021 ordinary income dividends, 99.92% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2021, $669,081 or, if subsequently determined to be different, the net capital gain of such year.

19

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

21

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

22

Eaton Vance

Focused Global Opportunities Fund

November 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Kimberly M. Roessiger 1985	Secretary	Since 2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

24

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23215    11.30.21

Eaton Vance

International Small-Cap Fund

Annual Report

November 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2021

Eaton Vance

International Small-Cap Fund

Eaton Vance

International Small-Cap Fund

November 30, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period starting December 1, 2020 was notable for a global equity rally that lasted for most of the period, except for a temporary retreat the following September and a second pullback in late November 2021 amid news of a more transmissible Omicron virus variant.

For the period as a whole, broad-market stock indexes generally posted strong returns as investors cheered the reopening of businesses that had been affected by the COVID-19 pandemic and the subsequent rollout of several vaccines. The COVID-19 virus, however, maintained a firm grip on the global economy. Disease rates ebbed and flowed with second and third waves of COVID-19 infections, while worker shortages led to global supply-chain disruptions.

From computer chips to shipping containers, scarcities of key items led to temporary factory shutdowns and empty store shelves. In the U.S., product shortages — combined with pent-up demand from consumers eager to spend money — led to higher inflation rates than had been seen in decades.

Still, investor optimism drove stock prices up during most of the period. A significant pullback occurred in September 2021 when stock indexes around the world reported negative returns. In the U.S., unexpectedly weak job creation in August and the U.S. Federal Reserve’s announcement that it might begin reducing monthly bond purchases — which had stimulated the economy earlier — combined to drive U.S. stocks into negative territory. Around the globe, rising COVID-19 infections weighed on equity performance in September.

Late in the period, however, stock prices roared back. In the U.S., earnings season brought news that many companies had exceeded analyst expectations. In October 2021, both the broad-market S&P 500® Index and the technology-laden Nasdaq Composite Index reported their best monthly performances since November 2020. But the day after Thanksgiving, stock prices plunged globally as news of the Omicron variant pushed most indexes into negative returns during the final month of the period.

The MSCI World Index, a broad measure of global equities, returned 21.78%; while the S&P 500® Index returned 27.92%; and the Nasdaq Composite Index rose 28.20%. The MSCI EAFE Index of developed-market international equities returned 10.77%, while the MSCI Emerging Markets Index returned 2.70%, and the MSCI Frontier Markets Index returned 24.71% during the period.

Fund Performance

For the 12-month period ended November 30, 2021, Eaton Vance International Small-Cap Fund (the Fund) returned 16.66% for Class A shares at net asset value (NAV), outperforming its benchmark, the MSCI World ex USA Small Cap Index (the Index), which returned 13.84%.

Overall, stock selection contributed to the Fund’s performance versus the Index during the period. On a sector basis, the top contributors to performance versus the Index were stock selections in the consumer discretionary, industrials, energy, and health care sectors.

In the energy sector, the Fund’s overweight position relative to the Index in Canadian oil and gas producer Peyto Exploration & Development Corp. (Peyto) contributed to Fund performance versus the Index. Peyto’s stock price more than tripled during the period as energy demand and prices recovered from pandemic-induced lows reached in 2020. Peyto’s reinstatement of its monthly dividend, which had been suspended early in the pandemic, was another tailwind for its stock price.

In the industrials sector, relative performance was helped by an overweight position in Addtech AB (Addtech), a Swedish producer of technological components for the automotive, telecommunications, and electronics industries. As the global economic recovery continued during the period, Addtech’s stock price rose as the firm started its new fiscal year with strong demand for its products and a solid order backlog. Elsewhere in industrials, the Fund’s overweight position in Netherlands-based IMCD NV (IMCD), one of the world’s largest specialty chemical distributors, contributed to relative performance as well. IMCD’s share price rose after the firm announced second-quarter 2021 earnings that exceeded analysts’ expectations, driven by strong demand across its product lines and solid sales growth in all of the geographic regions where IMCD does business.

In contrast, detractors from performance versus the Index on a sector basis included stock selections in the materials and communication services sectors, along with stock selections and an overweight position in the consumer staples sector — the only sector within the Index that reported negative performance during the period. In the consumer staples sector, the Fund’s out-of-Index holding in Tokyo-based Lion Corp. (Lion), a consumer products company that sells oral care, body care, and laundry products, detracted from performance relative to the Index. Lion’s stock price declined as equity markets favored more cyclical growth stocks and rotated away from relatively defensive sectors like consumer staples.

On an individual stock basis, detractors from relative performance also included an out-of-Index position in Miura Co., Ltd. (Miura), a Japanese provider of industrial boilers as well as related equipment and maintenance services. Miura’s share price fell after it reported a decline in equipment sales and lower year-over-year profits.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

November 30, 2021

Performance2,3

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class A at NAV	12/16/2015	12/16/2015	16.66%	12.59%	10.45%
Class A with 5.75% Maximum Sales Charge	—	—	9.96	11.26	9.35

Class I at NAV	12/16/2015	12/16/2015	16.86	12.86	10.71

MSCI World ex USA Small Cap Index	—	—	13.84%	10.71%	9.55%

% Total Annual Operating Expense Ratios[4]				Class A	Class I

Gross				1.58%	1.33%
Net				1.42	1.17

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class I	$250,000	12/16/2015	$458,620	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

International Small-Cap Fund

November 30, 2021

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Aalberts NV	1.5%

ATS Automation Tooling Systems, Inc.	1.5

RWS Holdings PLC	1.5

Avast PLC	1.5

Abcam PLC	1.4

Sdiptech AB, Class B	1.4

Diploma PLC	1.4

IMCD NV	1.4

VGP NV	1.4

Volution Group PLC	1.3

Total	14.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

International Small-Cap Fund

November 30, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/22. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Additional Information

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership.

5

Eaton Vance

International Small-Cap Fund

November 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 – November 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/21)	Ending Account Value (11/30/21)	Expenses Paid During Period* (6/1/21 – 11/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$993.80	$7.00	**	1.40%
Class I	$1,000.00	$995.00	$5.75	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.05	$7.08	**	1.40%
Class I	$1,000.00	$1,019.30	$5.82	**	1.15%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

International Small-Cap Fund

November 30, 2021

Portfolio of Investments

Common Stocks — 94.5%
Security	Shares	Value

Australia — 5.7%

Bapcor, Ltd.	70,635	$357,871

BlueScope Steel, Ltd.	12,753	177,257

carsales.com, Ltd.	37,998	674,851

Dexus	43,989	347,709

Evolution Mining, Ltd.	56,057	160,214

IGO, Ltd.	40,881	302,761

Northern Star Resources, Ltd.	37,602	251,025

OZ Minerals, Ltd.	9,219	169,542

Regis Resources, Ltd.	122,525	156,318

Steadfast Group, Ltd.	159,340	554,362

Westgold Resources, Ltd.	132,247	189,986

WiseTech Global, Ltd.	22,809	835,554

		$4,177,450

Austria — 1.8%

ams AG(1)	30,723	$546,286

BAWAG Group AG(2)	13,179	765,377

		$1,311,663

Belgium — 3.0%

KBC Ancora	15,212	$723,727

VGP NV	3,790	1,009,078

Xior Student Housing N.V.	8,781	494,176

		$2,226,981

Canada — 8.3%

ARC Resources, Ltd.	68,487	$600,994

ATS Automation Tooling Systems, Inc.(1)	29,221	1,090,426

CAE, Inc.(1)	15,617	375,312

Granite Real Estate Investment Trust	10,345	797,993

Keyera Corp.	13,108	287,926

Killam Apartment Real Estate Investment Trust	46,396	800,476

Kirkland Lake Gold, Ltd.	5,685	224,783

Lundin Mining Corp.	15,369	120,671

Pan American Silver Corp.	7,112	181,662

Peyto Exploration & Development Corp.	73,321	598,070

Quebecor, Inc., Class B	28,281	629,402

TMX Group, Ltd.	4,797	465,524

		$6,173,239

Denmark — 1.0%

Topdanmark A/S	13,587	$733,734

		$733,734

Security	Shares	Value

France — 0.4%

Rubis SCA	10,110	$278,340

		$278,340

Germany — 1.9%

Jenoptik AG	18,516	$749,328

Norma Group SE	18,332	671,595

		$1,420,923

Ireland — 0.7%

Irish Residential Properties REIT PLC	313,088	$537,930

		$537,930

Italy — 5.9%

Amplifon SpA	15,044	$732,714

BFF Bank SpA(2)	90,648	678,976

DiaSorin SpA	2,946	628,692

FinecoBank Banca Fineco SpA	19,469	340,980

Interpump Group SpA	8,435	567,644

MARR SpA	36,146	732,173

Moncler SpA	9,200	664,208

		$4,345,387

Japan — 22.1%

Asahi Co., Ltd.	2,875	$32,520

Asahi Intecc Co., Ltd.	24,192	530,265

Chiba Bank, Ltd. (The)	61,019	354,049

en Japan, Inc.	21,588	671,464

FP Corp.	20,473	677,245

Fukuoka Financial Group, Inc.	22,763	367,537

Itochu Techno-Solutions Corp.	25,350	824,682

J. Front Retailing Co., Ltd.	65,969	541,830

JMDC, Inc.(1)	4,900	391,630

K’s Holdings Corp.	45,309	458,562

Kewpie Corp.	24,463	497,516

Kose Corp.	3,301	397,229

Kuraray Co., Ltd.	65,684	544,461

Kyoritsu Maintenance Co., Ltd.	15,648	548,501

LaSalle Logiport REIT	320	529,552

Lion Corp.	36,178	513,858

Makita Corp.	7,108	312,097

Mitsui Fudosan Logistics Park, Inc.	100	515,302

Miura Co., Ltd.	15,867	554,523

Nabtesco Corp.	20,562	591,631

Nohmi Bosai, Ltd.	39,824	701,625

Nomura Co., Ltd.	83,333	734,696

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

OSG Corp.	31,715	$457,087

Penta-Ocean Construction Co., Ltd.	38,465	219,863

Sakata Seed Corp.	14,981	412,627

Sankyu, Inc.	17,115	677,856

Sanwa Holdings Corp.	52,300	557,909

Ship Healthcare Holdings, Inc.	25,887	576,913

Sumco Corp.	39,693	860,412

Tosei Corp.	68,063	577,259

Yamaha Corp.	14,676	753,207

		$16,383,908

Luxembourg — 0.3%

APERAM S.A.	4,195	$201,563

		$201,563

Netherlands — 5.2%

Aalberts NV	18,568	$1,141,843

BE Semiconductor Industries NV	8,159	775,838

Euronext NV(2)	9,328	916,570

IMCD NV	4,592	1,019,976

		$3,854,227

New Zealand — 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	17,096	$386,806

		$386,806

Norway — 0.8%

SmartCraft ASA(1)	235,806	$519,731

TGS ASA	8,026	74,101

		$593,832

Portugal — 0.5%

NOS SGPS S.A.	97,820	$373,365

		$373,365

Singapore — 1.8%

Daiwa House Logistics Trust(1)	883,680	$514,841

Frasers Logistics & Commercial Trust	314,058	337,816

XP Power, Ltd.	7,491	477,611

		$1,330,268

Spain — 1.5%

Acciona S.A.	2,306	$411,302

Inmobiliaria Colonial Socimi S.A.	75,677	684,064

		$1,095,366

Security	Shares	Value

Sweden — 6.8%

AddTech AB, Class B	26,168	$594,868

Boliden AB	7,266	250,481

Bravida Holding AB(2)	59,246	791,850

Bufab AB	15,437	731,816

Indutrade AB	24,230	676,962

Lagercrantz Group AB, Class B	53,228	744,004

Sdiptech AB, Class B(1)	20,324	1,038,498

SSAB AB, Class B(1)	40,898	177,706

		$5,006,185

Switzerland — 3.6%

Belimo Holding AG	711	$411,358

Galenica AG(2)	5,070	348,203

Logitech International S.A.	5,230	417,112

PolyPeptide Group AG(1)(2)	5,218	707,533

VZ Holding AG	7,723	764,654

		$2,648,860

United Kingdom — 21.9%

Abcam PLC(1)	46,418	$1,044,803

Avast PLC(2)	133,486	1,077,484

Bellway PLC	6,453	269,352

Bodycote PLC	29,119	316,633

Cairn Energy PLC	104,248	254,288

Capital & Counties Properties PLC	245,226	525,632

Cranswick PLC	16,269	769,900

Dechra Pharmaceuticals PLC	12,620	848,644

Diploma PLC	24,347	1,036,437

Games Workshop Group PLC	6,924	859,981

Greggs PLC	22,628	900,647

Halma PLC	7,853	313,026

Howden Joinery Group PLC	76,382	879,994

Intermediate Capital Group PLC	20,563	571,231

JTC PLC(2)	60,786	693,481

Judges Scientific PLC	7,200	747,714

Naked Wines PLC(1)	47,743	403,615

Nomad Foods, Ltd.(1)	33,686	804,758

RWS Holdings PLC	130,405	1,086,647

St. James’s Place PLC	18,878	388,706

Volution Group PLC	147,232	971,255

Watches of Switzerland Group PLC(1)(2)	54,110	965,623

Weir Group PLC (The)	22,474	495,258

		$16,225,109

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Portfolio of Investments — continued

Security	Shares	Value

United States — 0.8%

Autoliv, Inc.	6,448	$621,523

		$621,523

Total Common Stocks (identified cost $57,782,026)		$69,926,659

Exchange-Traded Funds — 3.7%
Security	Shares	Value

Equity Funds — 3.7%

iShares MSCI EAFE Small-Cap ETF	7,289	$524,225

iShares MSCI Hong Kong ETF	32,059	746,654

iShares MSCI Singapore ETF	20,734	466,100

iShares S&P/TSX SmallCap Index ETF	19,146	296,007

Vanguard MSCI Australian Small Companies Index ETF	14,017	718,750

Total Exchange-Traded Funds (identified cost $2,535,467)		$2,751,736

Short-Term Investments — 1.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	1,330,913	$1,330,780

Total Short-Term Investments (identified cost $1,330,780)		$1,330,780

Total Investments — 100.0% (identified cost $61,648,273)		$74,009,175

Other Assets, Less Liabilities — (0.0)%(4)		$(13,316)

Net Assets — 100.0%		$73,995,859

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $6,945,097 or 9.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

(4)	Amount is less than (0.05)%.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	26.9%	$19,900,823

Financials	11.9	8,833,749

Information Technology	11.3	8,365,082

Real Estate	9.7	7,156,987

Consumer Discretionary	9.4	6,973,825

Health Care	8.4	6,196,203

Consumer Staples	6.1	4,531,676

Materials	5.1	3,785,675

Exchange-Traded Funds	3.7	2,751,736

Energy	2.5	1,815,379

Communication Services	2.3	1,677,618

Utilities	0.9	689,642

Short-Term Investments	1.8	1,330,780

Total Investments	100.0%	$74,009,175

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Statement of Assets and Liabilities

Assets	November 30, 2021

Unaffiliated investments, at value (identified cost, $60,317,493)	$72,678,395

Affiliated investment, at value (identified cost, $1,330,780)	1,330,780

Dividends receivable	117,616

Dividends receivable from affiliated investment	85

Receivable for investments sold	248,077

Receivable for Fund shares sold	105,226

Tax reclaims receivable	59,165

Total assets	$74,539,344

Liabilities

Payable for investments purchased	$389,367

Payable for Fund shares redeemed	4,148

Payable to affiliates:

Investment adviser and administration fee	56,545

Distribution and service fees	153

Trustees’ fees	690

Other	4,126

Accrued expenses	88,456

Total liabilities	$543,485

Net Assets	$73,995,859

Sources of Net Assets

Paid-in capital	$57,985,606

Distributable earnings	16,010,253

Total	$73,995,859

Class A Shares

Net Assets	$703,135

Shares Outstanding	44,056

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.96

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.93

Class I Shares

Net Assets	$73,292,724

Shares Outstanding	4,573,610

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Statement of Operations

Investment Income	Year Ended November 30, 2021

Dividends (net of foreign taxes, $131,014)	$1,380,272

Dividends from affiliated investment	772

Total investment income	$1,381,044

Expenses

Investment adviser and administration fee	$629,888

Distribution and service fees

Class A	2,323

Trustees’ fees and expenses	3,904

Custodian fee	64,158

Transfer and dividend disbursing agent fees	7,318

Legal and accounting services	46,214

Printing and postage	12,018

Registration fees	33,921

Miscellaneous	13,293

Total expenses	$813,037

Deduct —

Allocation of expenses to affiliates	$4,743

Total expense reductions	$4,743

Net expenses	$808,294

Net investment income	$572,750

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$6,327,745

Investment transactions — affiliated investment	(78)

Foreign currency transactions	(48,801)

Net realized gain	$6,278,866

Change in unrealized appreciation (depreciation) —

Investments	$2,723,291

Foreign currency	(2,863)

Net change in unrealized appreciation (depreciation)	$2,720,428

Net realized and unrealized gain	$8,999,294

Net increase in net assets from operations	$9,572,044

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Statements of Changes in Net Assets

	Year Ended November 30,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$572,750	$265,857

Net realized gain	6,278,866	248,618

Net change in unrealized appreciation (depreciation)	2,720,428	4,756,968

Net increase in net assets from operations	$9,572,044	$5,271,443

Distributions to shareholders —

Class A	$(11,293)	$(27,626)

Class I	(536,590)	(778,323)

Total distributions to shareholders	$(547,883)	$(805,949)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$134,157	$401,093

Class I	27,161,217	9,494,585

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	11,293	27,626

Class I	536,590	778,323

Cost of shares redeemed

Class A	(1,024,931)	(832,116)

Class I	(12,292,160)	(7,738,574)

Net increase in net assets from Fund share transactions	$14,526,166	$2,130,937

Net increase in net assets	$23,550,327	$6,596,431

Net Assets

At beginning of year	$50,445,532	$43,849,101

At end of year	$73,995,859	$50,445,532

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Financial Highlights

	Class A

	Year Ended November 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$13.790	$12.670	$11.790	$13.440	$9.990

Income (Loss) From Operations

Net investment income(1)	$0.065	$0.037	$0.131	$0.138	$0.004

Net realized and unrealized gain (loss)	2.221	1.287	1.233	(1.329)	3.670

Total income (loss) from operations	$2.286	$1.324	$1.364	$(1.191)	$3.674

Less Distributions

From net investment income	$(0.116)	$(0.204)	$(0.096)	$(0.202)	$(0.224)

From net realized gain	—	—	(0.388)	(0.257)	—

Total distributions	$(0.116)	$(0.204)	$(0.484)	$(0.459)	$(0.224)

Net asset value — End of year	$15.960	$13.790	$12.670	$11.790	$13.440

Total Return(2)(3)	16.66%	10.54%	12.37%	(9.22)%	37.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$703	$1,417	$1,717	$1,511	$349

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income	0.42%	0.30%	1.12%	1.05%	0.03%

Portfolio Turnover	59%	61%	70%	65%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.16%, 0.21%, 0.26% and 0.97% of average daily net assets for the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Financial Highlights — continued

	Class I

	Year Ended November 30,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$13.850	$12.720	$11.840	$13.470	$10.010

Income (Loss) From Operations

Net investment income(1)	$0.131	$0.074	$0.161	$0.143	$0.087

Net realized and unrealized gain (loss)	2.200	1.289	1.242	(1.311)	3.622

Total income (loss) from operations	$2.331	$1.363	$1.403	$(1.168)	$3.709

Less Distributions

From net investment income	$(0.151)	$(0.233)	$(0.135)	$(0.205)	$(0.249)

From net realized gain	—	—	(0.388)	(0.257)	—

Total distributions	$(0.151)	$(0.233)	$(0.523)	$(0.462)	$(0.249)

Net asset value — End of year	$16.030	$13.850	$12.720	$11.840	$13.470

Total Return(2)(3)	16.86%	10.82%	12.73%	(9.03)%	37.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$73,293	$49,028	$42,132	$31,389	$15,483

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.15%	1.15%	1.15%	1.15%	1.15%

Net investment income	0.82%	0.61%	1.37%	1.08%	0.75%

Portfolio Turnover	59%	61%	70%	65%	65%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.16%, 0.21%, 0.26% and 0.97% of average daily net assets for the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2021 and November 30, 2020 was as follows:

	Year Ended November 30,
	2021	2020

Ordinary income	$547,883	$805,949

During the year ended November 30, 2021, distributable earnings was decreased by $362,310 and paid-in capital was increased by $362,310 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,097,423

Undistributed long-term capital gains	3,385,193

Net unrealized appreciation	11,527,637

Distributable earnings	$16,010,253

16

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,482,069

Gross unrealized appreciation	$13,877,719

Gross unrealized depreciation	(2,350,613)

Net unrealized appreciation	$11,527,106

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.900%

$500 million but less than $1 billion	0.850%

$1 billion but less than $2.5 billion	0.825%

$2.5 billion but less than $5 billion	0.800%

$5 billion and over	0.780%

For the year ended November 30, 2021, the investment adviser and administration fee amounted to $629,888 or 0.90% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. Effective October 1, 2021, EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. Prior to October 1, 2021, EVAIL used the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. MSIM FMIL has/EVGA had entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is/EVGA was considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2022. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $4,743 in total of the Fund’s operating expenses for the year ended November 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2021, EVM earned $2,066 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charges on sales of Class A shares for the year ended November 30, 2021. EVD received distribution and service fees from Class A shares (see Note 4).

During the year ended November 30, 2021, EVM reimbursed the Fund $46,539 for a net realized loss due to a trading error in the period. The impact of the reimbursement was approximately $0.01 per share for each class and had no significant impact on total return.

17

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2021 amounted to $2,323 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $53,329,407 and $39,708,473, respectively, for the year ended November 30, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended November 30,
Class A	2021	2020

Sales	8,206	34,004

Issued to shareholders electing to receive payments of distributions in Fund shares	770	2,120

Redemptions	(67,691)	(68,875)

Net decrease	(58,715)	(32,751)

	Year Ended November 30,
Class I	2021	2020

Sales	1,751,518	802,419

Issued to shareholders electing to receive payments of distributions in Fund shares	36,528	59,687

Redemptions	(755,337)	(634,037)

Net increase	1,032,709	228,069

At November 30, 2021, EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 81.9% of the value of the outstanding shares of the Fund.

18

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2021.

9  Investments in Affiliated Funds

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $1,330,780, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$338,387	$42,749,749	$(41,757,278)	$(78)	$—	$1,330,780	$772	1,330,913

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$514,841	$21,763,591		$—	$22,278,432

Developed Europe	804,758	40,048,707		—	40,853,465

North America	6,794,762	—		—	6,794,762

Total Common Stocks	$8,114,361	$61,812,298	*	$—	$69,926,659

Exchange-Traded Funds	$2,032,986	$718,750	*	$—	$2,751,736

Short-Term Investments	—	1,330,780		—	1,330,780

Total Investments	$10,147,347	$63,861,828		$—	$74,009,175

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

19

Eaton Vance

International Small-Cap Fund

November 30, 2021

Notes to Financial Statements — continued

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

20

Eaton Vance

International Small-Cap Fund

November 30, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 19, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

International Small-Cap Fund

November 30, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2021, the Fund designates approximately $1,265,661, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended November 30, 2021, the Fund paid foreign taxes of $117,822 and recognized foreign source income of $1,464,567.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2021, $3,658,803 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

International Small-Cap Fund

November 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

23

Eaton Vance

International Small-Cap Fund

November 30, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

24

Eaton Vance

International Small-Cap Fund

November 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

25

Eaton Vance

International Small-Cap Fund

November 30, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	Since 2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

27

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23213    11.30.21

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Global Opportunities Fund and Eaton Vance International Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 11 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal periods ended November 30, 2020 and November 30, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Global Opportunities Fund

Fiscal Period Ended	11/30/20	11/30/21
Audit Fees	$27,450	$27,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,938	$11,588
All Other Fees(3)	$0	$0

Total	$37,388	$39,038

Eaton Vance International Small-Cap Fund

Fiscal Period Ended	11/30/20	11/30/21
Audit Fees	$29,450	$26,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,763	$12,113
All Other Fees(3)	$0	$0

Total	$41,213	$39,063

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/20	7/31/20	8/31/20	9/30/20	11/30/20	2/28/21	8/31/21	9/30/21	11/30/21
Audit Fees	$56,100	$108,550	$187,200	$111,750	$56,900	$56,100	$163,600	$94,450	$54,400
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$21,460	44,911	60,311	$38,476	$21,701	$18,840	$54,036	$36,401	$23,701
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$77,560	$153,461	$247,511	$150,226	$78,601	$74,940	$217,636	$130,851	$78,101

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/20	7/31/20	8/31/20	9/30/20	11/30/20	2/28/21	8/31/21	9/30/21	11/30/21
Registrant(1)	$21,400	$44,911	$60,311	$38,476	$21,701	$18,840	$54,036	$36,401	$23,701
Eaton Vance(2)	$59,903	$51,800	$51,800	$51,800	$51,800	$150,300	$150,300	$51,800	$51,800

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: January 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 19, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: January 19, 2022